Bank and other borrowings (Details)		12 Months Ended
	Mar. 16, 2023 HKD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Sep. 15, 2025 USD ($)	Mar. 16, 2023 USD ($)
CTRLMedia Member
Bank and other borrowings (Details) [Line Items]
Non-revolving term loan	$ 9,000,000					$ 1,100,000
Debt instrument term	10 years
CTRLMedia Member | Maximum [Member]
Bank and other borrowings (Details) [Line Items]
Weighted average annual interest rate	3.40%					3.40%
CTRLMedia Member | Minimum [Member]
Bank and other borrowings (Details) [Line Items]
Weighted average annual interest rate	2.50%					2.50%
Bank Loan [Member]
Bank and other borrowings (Details) [Line Items]
Interest expenses		$ 224,460	$ 28,630	$ 294,642
Bank Borrowings [Member]
Bank and other borrowings (Details) [Line Items]
Weighted average annual interest rate		2.94%	2.94%	3.45%
Other Borrowings [Member]
Bank and other borrowings (Details) [Line Items]
Weighted average annual interest rate					12.00%
Interest expenses		$ 451,211	$ 57,553
Amount of loan facility (in Dollars)					$ 2,000,000